SCHEDULE OF OFFERING SHARES AND OFFERING WARRANTS (Details) - shares					12 Months Ended
	Apr. 16, 2021	Apr. 09, 2021	Apr. 07, 2021	Mar. 31, 2021	Sep. 30, 2021
New Equity Issuance
Shares Sold	3,594,444	8,683,336	7,513,893	35,757,942	55,549,615
Warrants Sold	3,594,444	8,683,336	7,513,893	35,757,942	55,549,615
Gross Proceeds	647,000	1,563,000	1,352,501	6,436,430	9,998,931